Shareholders' Equity (Details) - Schedule of share option activity $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Schedule of share option activity [Abstract]
Number of Options, Outstanding, Beginning balance | shares	1,583,564
Weighted-Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 14.71
Weighted-Average Remaining Contractual Term, Outstanding, Beginning balance	8 years 2 months 8 days
Aggregate Intrinsic Value, Outstanding, Beginning balance | $	$ 6,536
Number of Options, Outstanding, Ending balance | shares	1,072,777
Weighted-Average Exercise Price, Outstanding, Ending balance | $ / shares	$ 17.17
Weighted-Average Remaining Contractual Term, Outstanding, Ending balance	7 years 8 months 23 days
Aggregate Intrinsic Value, Outstanding, Ending balance | $	$ 18,170
Number of Options, Exercisable | shares	455,735
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 14.03
Weighted-Average Remaining Contractual Term, Exercisable	6 years 10 months 17 days
Aggregate Intrinsic Value, Exercisable | $	$ 9,152
Number of Options, Granted | shares	135,701
Weighted-Average Exercise Price, Granted | $ / shares	$ 27.55
Weighted-Average Remaining Contractual Term, Granted	9 years 5 months 12 days
Number of Options, Exercised | shares	(472,980)
Weighted-Average Exercise Price, Exercised | $ / shares	$ 12.48
Number of Options, Forfeited | shares	(173,508)
Weighted-Average Exercise Price, Forfeited | $ / shares	$ 16.40